Supplement to

CALVERT MODERATE ALLOCATION FUND

Calvert Sustainable and Responsible Equity Funds Prospectus Class A, B, C, and Y
dated January 31, 2010
and
Summary Prospectus for Calvert Moderate Allocation Fund (Class A and C)
dated January 31, 2010

Date of Supplement: March 10, 2010

Under "Performance" on page 56 of the Prospectus and page 3 of the Summary Prospectus, the bar chart captioned "Year-by-Year Total Return (Class A at NAV)" is revised as follows:

The return in the bar chart for 2009 is corrected from 26.18% to 21.92%.